AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 13.1%
Asbury Automotive Group, Inc.*	1,791	$482,173
Bright Horizons Family Solutions, Inc.*	1,983	238,456
Burlington Stores, Inc.*	3,095	805,690
Churchill Downs, Inc.	4,564	655,208
Grand Canyon Education, Inc.*	4,649	725,012
Krispy Kreme, Inc.[1]	21,510	228,651
LKQ Corp.	9,859	409,148
Pool Corp.	1,299	485,878
Revolve Group, Inc.*,1	13,470	260,645
Texas Roadhouse, Inc.	4,785	835,509
Vail Resorts, Inc.	990	180,190

Total Consumer Discretionary		5,306,560
Consumer Staples - 1.2%
Performance Food Group Co.*	7,184	495,696
Energy - 4.7%
ChampionX Corp.	13,980	478,955
Matador Resources Co.	10,410	640,007
Ovintiv, Inc.	8,862	411,551
Permian Resources Corp.	24,100	369,694

Total Energy		1,900,207
Financials - 6.4%
Evercore, Inc., Class A	2,714	679,558
Houlihan Lokey, Inc.	4,855	729,464
MarketAxess Holdings, Inc.	1,460	326,354
Pinnacle Financial Partners, Inc.	4,899	471,872
RLI Corp.	2,550	384,004

Total Financials		2,591,252
Health Care - 23.7%
Acadia Healthcare Co., Inc.*	7,645	495,778
Agios Pharmaceuticals, Inc.*	12,054	559,306
Azenta, Inc.*,1	11,592	722,066
Bio-Rad Laboratories, Inc., Class A*	1,031	348,849
Chemed Corp.	634	361,482
Crinetics Pharmaceuticals, Inc.*	12,155	645,674
CryoPort, Inc.*,1	6,993	64,545
Globus Medical, Inc., Class A*	8,423	606,119
Halozyme Therapeutics, Inc.*	11,259	622,172
HealthEquity, Inc.*	6,786	532,565
ICU Medical, Inc.*	839	106,536
Insmed, Inc.*	8,330	606,008
Integra LifeSciences Holdings Corp.*	6,514	161,612
	Shares	Value

Intra-Cellular Therapies, Inc.*	7,443	$585,913
Medpace Holdings, Inc.*	1,414	540,883
Natera, Inc.*	5,401	553,008
Neurocrine Biosciences, Inc.*	4,233	599,266
Phathom Pharmaceuticals, Inc.*	18,153	214,569
SpringWorks Therapeutics, Inc.*	10,410	373,823
Ultragenyx Pharmaceutical, Inc.*	11,464	516,109
Veracyte, Inc.*	16,015	384,360

Total Health Care		9,600,643
Industrials - 20.1%
API Group Corp.*	13,266	502,649
Atkore, Inc.	4,315	582,525
Booz Allen Hamilton Holding Corp.	3,566	511,043
CACI International, Inc., Class A*	1,383	638,227
Chart Industries, Inc.*,1	2,835	456,662
Gibraltar Industries, Inc.*	6,276	466,118
Graco, Inc.	4,931	419,382
IDEX Corp.	2,814	586,663
ITT, Inc.	4,691	663,589
Knight-Swift Transportation Holdings, Inc.	5,802	315,803
Nordson Corp.	1,492	373,492
Paylocity Holding Corp.*	3,604	540,852
RBC Bearings, Inc.*	2,314	673,004
SiteOne Landscape Supply, Inc.*	4,688	687,636
SS&C Technologies Holdings, Inc.	4,094	298,657
The Toro Co.	4,527	433,370

Total Industrials		8,149,672
Information Technology - 20.7%
CCC Intelligent Solutions Holdings, Inc.*	52,065	534,187
Cognex Corp.	13,890	689,222
CyberArk Software, Ltd. (Israel)*	3,621	928,352
The Descartes Systems Group, Inc. (Canada)*	5,642	573,509
Entegris, Inc.	7,312	864,936
Globant SA (Uruguay)*	3,605	701,930
MACOM Technology Solutions Holdings, Inc.*	6,451	651,035
Manhattan Associates, Inc.*	4,148	1,059,316
Power Integrations, Inc.	4,144	302,678
Procore Technologies, Inc.*	5,969	423,978
Silicon Laboratories, Inc.*	2,719	326,633
Tyler Technologies, Inc.*	1,419	806,148
Zebra Technologies Corp., Class A*	1,520	533,809

Total Information Technology		8,395,733

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.6%
AptarGroup, Inc.	2,875	$422,568
Avient Corp.	9,199	416,163
Eagle Materials, Inc.	1,660	452,018
RPM International, Inc.	4,475	543,533

Total Materials		1,834,282
Real Estate - 2.1%
EastGroup Properties, Inc., REIT	2,716	507,865
Sun Communities, Inc., REIT	2,792	353,830

Total Real Estate		861,695

Total Common Stocks (Cost $33,324,427)		39,135,740
Rights - 0.0%
Health Care - 0.0%
Abiomed, Inc.*,2,3 (Cost $0)	1,175	0

	Principal Amount	Value
Short-Term Investments - 3.9%
Joint Repurchase Agreements - 0.4%[4]
HSBC Securities USA, Inc., dated 07/31/24, due 08/01/24, 5.330% total to be received $180,897 (collateralized by various U.S. Treasuries, 0.000%, 11/15/24 - 05/15/50, totaling $184,487)	$180,870	$180,870
Repurchase Agreements - 3.5%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $1,423,204 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $1,451,489)	1,423,000	1,423,000

Total Short-Term Investments (Cost $1,603,870)		1,603,870
Total Investments - 100.5% (Cost $34,928,297)		40,739,610
Other Assets, less Liabilities - (0.5)%		(219,632)
Net Assets - 100.0%		$40,519,978

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,631,893 or 4.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$39,135,740	—	—	$39,135,740
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$180,870	—	180,870
Repurchase Agreements	—	1,423,000	—	1,423,000
Total Investments in Securities	$39,135,740	$1,603,870	$0	$40,739,610

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended July 31, 2024, the change in unrealized appreciation (depreciation) was $0.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,631,893	$180,870	$1,480,467	$1,661,337
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/08/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.